Equity instruments - Disclosure of breakdown of equity instruments (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets held for trading	€ 156,118	€ 116,953	€ 114,945
Non-trading financial assets mandatorily at fair value through profit or loss	5,713	5,536	4,486
Financial assets at fair value through other comprehensive income	85,239	108,038	120,953
Total financial assets	193,716	163,853	176,554
Equity instruments
Disclosure of financial assets [line items]
Financial assets held for trading	10,066	15,077	9,615
Non-trading financial assets mandatorily at fair value through profit or loss	3,711	4,042	3,234
Financial assets at fair value through other comprehensive income	1,941	2,453	2,783	€ 2,863
Total financial assets	15,718	21,572	15,632
Shares of Spanish companies
Disclosure of financial assets [line items]
Total financial assets	3,284	3,896	3,364
Shares of foreign companies
Disclosure of financial assets [line items]
Total financial assets	10,494	15,184	10,437
Shares of investment funds
Disclosure of financial assets [line items]
Total financial assets	€ 1,940	€ 2,492	€ 1,831